RELATED PARTY TRANSACTIONS - Dividends Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Dividend income	$ 539	$ 645	$ 1,246